SHARE-BASED COMPENSATION - Additional Information Concerning Outstanding Options (Details) - $ / shares shares in Thousands	12 Months Ended
	Oct. 28, 2018	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, number of options	215	336	508	1,904
Options outstanding, weighted average remaining life (in years)	2 years 314 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 10.94	$ 11.06	$ 10.24	$ 9.85
Options exercisable, number of options	212
Options exercisable, weighted average exercise price (in dollars per share)	$ 10.86
Stock Option 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, number of options	194
Options outstanding, weighted average remaining life (in years)	2 years 175 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 10.30
Options exercisable, number of options	194
Options exercisable, weighted average exercise price (in dollars per share)	$ 10.30
Stock Option 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, number of options	21
Options outstanding, weighted average remaining life (in years)	6 years 142 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 16.90
Options exercisable, number of options	18
Options exercisable, weighted average exercise price (in dollars per share)	$ 16.88